UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21050

BlackRock New Jersey Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock New Jersey Municipal Bond Trust (BLJ)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—152.3%
		Multi-State—6.1%
$ 2,000	[2]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,245,740
		New Jersey—130.3%
		City of Vineland, Elec., Pwr. & Lt. Impvts. Ad Valorem Ppty. Tax GO,
1,000		5.30%, 5/15/29, MBIA, AMT	05/10 @ 101	1,033,790
1,500		5.375%, 5/15/32, MBIA, AMT	05/10 @ 101	1,555,065
		Econ. Dev. Auth.,
2,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	2,137,300
150		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.75%, 1/01/25	01/13 @ 102	154,068
265		Hlth., Hosp. & Nursing Home Impvts. RB, Lions Gate Proj., Ser. A, 5.875%, 1/01/37	01/13 @ 102	272,783
2,500		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A,
		5.80%, 11/01/31	11/14 @ 100	2,681,425
470		Hlth., Hosp. & Nursing Home RB, Seabrook Vlg., Inc. Proj., 5.25%, 11/15/36	11/16 @ 100	474,874
2,000		Local Hsg. RB, Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	2,020,480
1,700		Local Hsg. RB, Victoria Hlth. Corp. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,792,361
2,335		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	2,483,343
1,000		Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.30%, 6/01/15, AMT	No Opt. Call	1,042,650
2,250		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,740,252
		Edl. Facs. Auth.,
500		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	532,200
1,000		Local Hsg. RB, Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,100,260
1,000		Univ. & Coll. Impvts. RB, Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,082,880
630		Univ. & Coll. Impvts. RB, Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	699,911
350		Univ. & Coll. RB, Rowan Univ. Proj., Ser. B, 4.25%, 7/01/34, FGIC	07/17 @ 100	334,523
2,500		Edl. Facs. Auth., Univ. & Coll. Impvts. Lease RB, Kean Univ. Proj., Ser. D,
		5.00%, 7/01/39, FGIC	07/17 @ 100	2,634,750
4,000		Garden St. Presvtn. Trust, Recreational Fac. Impvts. RB, Open Space &
		Farmland Presvtn. Proj., Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	1,583,680
		Hlth. Care Facs. Fing. Auth.,
2,000	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. East. Proj., Ser. A,
		5.375%, 11/15/12	N/A	2,143,680
2,000		Hlth., Hosp. & Nursing Home Impvts. RB, Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,094,380
2,500	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, South Jersey Hosp. Sys. Proj.,
		6.00%, 7/01/12	N/A	2,725,450
2,000		Hlth., Hosp. & Nursing Home RB, Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,122,640
500		Hlth., Hosp. & Nursing Home RB, South Jersey Hosp., Inc. Proj., 5.00%, 7/01/46	07/16 @ 100	504,995
7,160		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hlth. Care Sys. Proj., Zero
		Coupon, 7/01/38	01/17 @ 33.653	1,337,846
250		Hsg. & Mtg. Fin. Agcy., Local or Gtd. Hsg. RB, 4.70%, 10/01/37, AMT	04/17 @ 100	242,053
560		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB,
		Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	591,405
725		Newark Hsg. Auth., Lease RB, Newark Redev. Proj., 4.375%, 1/01/37, MBIA	01/17 @ 100	701,024
		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,563,255
2,250		Ser. 126, 5.25%, 5/15/37, FGIC, AMT	05/12 @ 101	2,354,467
130		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	07/07 @ 100	135,493
		Rahway Valley Swr. Auth., Swr. Impvts. RB, Cap. Apprec. Proj.,
1,250		Ser. A, Zero Coupon, 9/01/30, MBIA	No Opt. Call	431,250
650		Ser. A, Zero Coupon, 9/01/33, MBIA	No Opt. Call	194,480

1

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount		Option Call
(000)	Description	Provisions[1]	Value
	New Jersey— (cont'd)
	Tobacco Settlement Fing. Corp.,
2,600 [3]	Pub. Impvts. Tobacco Settlement Funded RB, 6.125%, 6/01/12	N/A	$2,860,494
750	Tobacco Settlement Funded RB, Ser. 1A, 5.00%, 6/01/41	06/17 @ 100	731,212
1,000	Tobacco Settlement Funded RB, Ser. 1B, Zero Coupon, 6/01/41	06/17 @ 26.257	153,170
1,000	Univ. of Medicine & Dentistry of New Jersey, Univ. & Coll. Impvts. RB,
	Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,037,930
			48,281,819
	Puerto Rico—15.9%
2,250 [3]	Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/12	N/A	2,410,470
2,100 [3]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,232,510
	Infrastructure Fing. Auth., Swr. Impvts. Sales Tax RB,
1,750	Ser. A, Zero Coupon, 7/01/37, AMBAC	No Opt. Call	436,170
1,000	Ser. A, Zero Coupon, 7/01/43, AMBAC	No Opt. Call	188,720
615	Pub. Bldgs. Auth. Gov't. Facs., Pub. Impvts. Lease RB, Ser. D, 5.25%, 7/01/27	07/12 @ 100	639,692
			5,907,562
	Total Long-Term Investments (cost $52,833,186)		56,435,121
Shares
(000)
	MONEY MARKET FUND—0.6%
203 [4,5]	CMA New Jersey Muni. Money Fund, 3.18% (cost $203,682)		203,682
Total Investments —152.9% (cost $53,036,8686)			$56,638,803
Other assets in excess of liabilities —1.7%			635,212
Preferred shares at redemption value, including dividends payable —(54.6)%			(20,229,986)
Net Assets Applicable to Common Shareholders —100%			$37,044,029

__________
1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 6.1% of its net assets, with a current market value of $2,245,740, in securities restricted as to resale.

3	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4	Represents an investment in an affiliate.

5	Represents current yield as of May 31, 2007.

6	Cost for federal income tax purposes is $53,014,115. The net unrealized appreciation on a tax basis is $3,624,688, consisting of $3,958,079 gross unrealized appreciation and $333,391 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Asseeement

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New Jersey Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007